GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of goodwill recorded on the entity's acquisitions in the U.S.

(millions of Canadian dollars)	Natural Gas Pipelines	Energy	Total

Balance at January 1, 2011	2,634	823	3,457
Foreign exchange rate changes	59	18	77

Balance at December 31, 2011	2,693	841	3,534
Foreign exchange rate changes	(58)	(18)	(76)

Balance at December 31, 2012	2,635	823	3,458